Segmented Information (Narrative) (Details) $ in Millions, $ in Millions	3 Months Ended				9 Months Ended
	Jul. 31, 2026 CAD ($)	Jul. 31, 2026 USD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2026 CAD ($)	Jul. 31, 2026 USD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2025 USD ($)
Disclosure of operating segments [line items]
Non-interest income (loss)	$ 7,589		$ 6,771		$ 22,321		$ 27,766
Tax expense (income)	1,232		905		3,135		2,588
U.S. Retail [Member]
Disclosure of operating segments [line items]
Non-interest income (loss)	814		541		2,191		139
Tax expense (income)	221		184		656		88
Corporate [Member]
Disclosure of operating segments [line items]
Non-interest income (loss)	(144)		(25)		(300)		8,829
Tax expense (income)	(307)		(391)		(1,309)		(678)
Restatement Adjustment [Member] | Corporate [Member]
Disclosure of operating segments [line items]
Tax expense (income)	$ 185	$ 132	$ 165	$ 120	$ 548	$ 395	$ 490	$ 349